Average Annual Total Returns			12 Months Ended	23 Months Ended	60 Months Ended	83 Months Ended		120 Months Ended
		Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MassMutual Total Return Bond Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			0.80%		(0.24%)			1.44%
MassMutual Total Return Bond Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.93%)		(1.73%)			0.01%
MassMutual Total Return Bond Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.47%		(0.77%)			0.51%
MassMutual Total Return Bond Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			0.72%		(0.34%)			1.35%
MassMutual Total Return Bond Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent			0.64%		(0.44%)			1.23%
MassMutual Total Return Bond Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent			0.53%		(0.55%)			1.14%
MassMutual Total Return Bond Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent			0.29%		(0.71%)			0.98%
MassMutual Total Return Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(3.95%)		(1.66%)			0.46%
MassMutual Total Return Bond Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent			0.14%		(0.95%)			0.74%
MassMutual Total Return Bond Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			0.72%		(0.34%)			1.35%
MassMutual Total Return Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%		(0.33%)			1.35%
MassMutual Diversified Value Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			17.29%		9.96%			9.33%
MassMutual Diversified Value Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			17.25%		9.86%			9.23%
MassMutual Diversified Value Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.14%		6.43%			5.97%
MassMutual Diversified Value Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.66%		7.39%			6.76%
MassMutual Diversified Value Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent			17.11%		9.75%			9.12%
MassMutual Diversified Value Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent			16.90%		9.63%			9.01%
MassMutual Diversified Value Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent			16.80%		9.47%			8.85%
MassMutual Diversified Value Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			10.25%		8.14%			8.13%
MassMutual Diversified Value Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent			16.56%		9.20%			8.58%
MassMutual Diversified Value Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			17.27%		9.87%			9.23%
MassMutual Diversified Value Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%		13.86%			12.55%
MassMutual Diversified Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.37%		8.68%			8.49%
MM S&P 500 Index Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			24.74%		14.39%			12.97%
MM S&P 500 Index Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			24.68%		14.28%			12.86%
MM S&P 500 Index Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent			24.43%		14.11%			12.69%
MM S&P 500 Index Fund | Service Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.51%		9.77%			9.18%
MM S&P 500 Index Fund | Service Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			19.66%		10.61%			9.58%
MM S&P 500 Index Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent			24.35%		14.00%			12.57%
MM S&P 500 Index Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent			24.15%		13.83%			12.41%
MM S&P 500 Index Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			17.22%		12.45%			11.67%
MM S&P 500 Index Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent			23.88%		13.55%			12.13%
MM S&P 500 Index Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%		14.53%			13.10%
MassMutual Equity Opportunities Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			9.79%		9.43%			10.14%
MassMutual Equity Opportunities Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			9.77%		9.33%			10.03%
MassMutual Equity Opportunities Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.86%		6.87%			6.80%
MassMutual Equity Opportunities Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.94%		7.13%			7.18%
MassMutual Equity Opportunities Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent			9.59%		9.20%			9.91%
MassMutual Equity Opportunities Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent			9.47%		9.10%			9.80%
MassMutual Equity Opportunities Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent			9.30%		8.94%			9.64%
MassMutual Equity Opportunities Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.25%		7.61%			8.92%
MassMutual Equity Opportunities Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent			9.04%		8.66%			9.37%
MassMutual Equity Opportunities Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			9.73%		9.31%			10.02%
MassMutual Equity Opportunities Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		25.02%		14.53%			13.10%
MassMutual Equity Opportunities Fund | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			24.51%		14.28%			12.87%
MassMutual Blue Chip Growth Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			35.25%		16.17%			15.63%
MassMutual Blue Chip Growth Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			35.13%		16.06%			15.51%
MassMutual Blue Chip Growth Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			31.07%		12.21%			12.55%
MassMutual Blue Chip Growth Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			23.28%		12.07%			12.08%
MassMutual Blue Chip Growth Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent			34.96%		15.93%			15.39%
MassMutual Blue Chip Growth Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent			34.78%		15.81%			15.28%
MassMutual Blue Chip Growth Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent			34.62%		15.65%			15.11%
MassMutual Blue Chip Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			27.14%		14.24%			14.35%
MassMutual Blue Chip Growth Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent			34.28%		15.37%			14.83%
MassMutual Blue Chip Growth Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			35.06%		16.06%			15.51%
MassMutual Blue Chip Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		23.81%		13.86%			12.55%
MassMutual Blue Chip Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.36%		18.96%			16.78%
MassMutual Small Company Value Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			9.79%		7.87%			7.00%
MassMutual Small Company Value Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			9.79%		7.77%			6.90%
MassMutual Small Company Value Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.48%		5.86%			4.18%
MassMutual Small Company Value Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.04%		5.78%			4.72%
MassMutual Small Company Value Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent			9.67%		7.64%			6.78%
MassMutual Small Company Value Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent			9.50%		7.56%			6.68%
MassMutual Small Company Value Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent			9.30%		7.37%			6.51%
MassMutual Small Company Value Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.30%		6.08%			5.82%
MassMutual Small Company Value Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent			8.96%		7.11%			6.25%
MassMutual Small Company Value Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			9.69%		7.75%			6.89%
MassMutual Small Company Value Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		23.81%		13.86%			12.55%
MassMutual Small Company Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.05%		7.29%			7.14%
MassMutual Mid Cap Growth Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			11.38%		7.98%			10.19%
MassMutual Mid Cap Growth Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			11.29%		7.88%			10.07%
MassMutual Mid Cap Growth Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.95%		4.94%			7.69%
MassMutual Mid Cap Growth Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.25%		5.96%			7.83%
MassMutual Mid Cap Growth Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent			11.17%		7.77%			9.97%
MassMutual Mid Cap Growth Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent			11.08%		7.66%			9.86%
MassMutual Mid Cap Growth Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent			10.96%		7.50%			9.69%
MassMutual Mid Cap Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.80%		6.19%			8.97%
MassMutual Mid Cap Growth Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent			10.60%		7.23%			9.42%
MassMutual Mid Cap Growth Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			11.29%		7.88%			10.07%
MassMutual Mid Cap Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		23.81%		13.86%			12.55%
MassMutual Mid Cap Growth Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.10%		11.47%			11.54%
MassMutual Small Cap Growth Equity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			15.53%		9.28%			10.12%
MassMutual Small Cap Growth Equity Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			15.37%		9.16%			10.01%
MassMutual Small Cap Growth Equity Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.07%		7.14%			7.44%
MassMutual Small Cap Growth Equity Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.12%		6.95%			7.40%
MassMutual Small Cap Growth Equity Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent			15.23%		9.06%			9.90%
MassMutual Small Cap Growth Equity Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent			15.16%		8.95%			9.79%
MassMutual Small Cap Growth Equity Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent			14.90%		8.78%			9.63%
MassMutual Small Cap Growth Equity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			8.53%		7.47%			8.91%
MassMutual Small Cap Growth Equity Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent			14.73%		8.53%			9.37%
MassMutual Small Cap Growth Equity Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			15.30%		9.15%			10.00%
MassMutual Small Cap Growth Equity Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		23.81%		13.86%			12.55%
MassMutual Small Cap Growth Equity Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.15%		6.86%			8.09%
MassMutual Overseas Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			0.57%		4.67%			5.47%
MassMutual Overseas Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			0.46%		4.56%			5.36%
MassMutual Overseas Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.75%)		3.33%			4.19%
MassMutual Overseas Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.52%		3.67%			4.21%
MassMutual Overseas Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent			0.49%		4.47%			5.26%
MassMutual Overseas Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent			0.23%		4.35%			5.15%
MassMutual Overseas Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent			0.13%		4.20%			4.99%
MassMutual Overseas Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(5.39%)		2.94%			4.30%
MassMutual Overseas Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent			(0.19%)		3.93%			4.72%
MassMutual Overseas Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			0.58%		4.57%			5.36%
MassMutual Overseas Fund | MSCI EAFE Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent			3.82%		4.73%			5.20%
MassMutual Select T. Rowe Price International Equity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			5.03%		4.24%	3.93%
Performance Inception Date		Feb. 09, 2018
MassMutual Select T. Rowe Price International Equity Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.08%		3.29%	3.15%
MassMutual Select T. Rowe Price International Equity Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.57%		3.28%	3.08%
MassMutual Select T. Rowe Price International Equity Fund | MSCI ACWI ex USA (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%		4.10%	4.80%
MassMutual 20/80 Allocation Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			4.51%		2.56%			3.51%
MassMutual 20/80 Allocation Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			4.41%		2.43%			3.40%
MassMutual 20/80 Allocation Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.05%		0.80%			1.89%
MassMutual 20/80 Allocation Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.67%		1.35%			2.12%
MassMutual 20/80 Allocation Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent			4.31%		2.35%			3.31%
MassMutual 20/80 Allocation Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent			4.18%		2.24%			3.21%
MassMutual 20/80 Allocation Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent			4.01%		2.07%			3.04%
MassMutual 20/80 Allocation Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(1.70%)		0.86%			2.37%
MassMutual 20/80 Allocation Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent			3.75%		1.83%			2.79%
MassMutual 20/80 Allocation Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			4.54%		2.43%			3.41%
MassMutual 20/80 Allocation Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%		(0.33%)			1.35%
MassMutual 20/80 Allocation Fund | Lipper Balanced Fund Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.83%		6.80%			6.78%
MassMutual 40/60 Allocation Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			7.06%		4.47%			5.35%
MassMutual 40/60 Allocation Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			6.95%		4.33%			5.25%
MassMutual 40/60 Allocation Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.42%		2.53%			3.40%
MassMutual 40/60 Allocation Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.41%		2.89%			3.61%
MassMutual 40/60 Allocation Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent			6.89%		4.25%			5.14%
MassMutual 40/60 Allocation Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent			6.87%		4.15%			5.04%
MassMutual 40/60 Allocation Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent			6.50%		3.98%			4.87%
MassMutual 40/60 Allocation Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			0.69%		2.74%			4.19%
MassMutual 40/60 Allocation Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent			6.23%		3.71%			4.62%
MassMutual 40/60 Allocation Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			7.06%		4.36%			5.26%
MassMutual 40/60 Allocation Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		1.25%		(0.33%)			1.35%
MassMutual 40/60 Allocation Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%		14.53%			13.10%
MassMutual 40/60 Allocation Fund | Lipper Balanced Fund Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.83%		6.80%			6.78%
MassMutual 60/40 Allocation Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			9.78%		6.68%			7.09%
MassMutual 60/40 Allocation Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			9.53%		6.56%			6.99%
MassMutual 60/40 Allocation Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.53%		4.33%			4.72%
MassMutual 60/40 Allocation Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.51%		4.65%			4.98%
MassMutual 60/40 Allocation Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent			9.47%		6.47%			6.88%
MassMutual 60/40 Allocation Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent			9.33%		6.35%			6.77%
MassMutual 60/40 Allocation Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent			9.10%		6.20%			6.61%
MassMutual 60/40 Allocation Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.08%		4.90%			5.91%
MassMutual 60/40 Allocation Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent			8.96%		5.94%			6.35%
MassMutual 60/40 Allocation Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			9.66%		6.57%			6.99%
MassMutual 60/40 Allocation Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		23.81%		13.86%			12.55%
MassMutual 60/40 Allocation Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%		14.53%			13.10%
MassMutual 60/40 Allocation Fund | Lipper Balanced Fund Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.83%		6.80%			6.78%
MassMutual 80/20 Allocation Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			12.31%		8.19%			8.17%
MassMutual 80/20 Allocation Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			12.17%		8.11%			8.06%
MassMutual 80/20 Allocation Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.84%		5.87%			5.79%
MassMutual 80/20 Allocation Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.50%		5.98%			5.91%
MassMutual 80/20 Allocation Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent			12.15%		7.99%			7.95%
MassMutual 80/20 Allocation Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent			11.88%		7.88%			7.83%
MassMutual 80/20 Allocation Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent			11.77%		7.71%			7.67%
MassMutual 80/20 Allocation Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.65%		6.41%			6.97%
MassMutual 80/20 Allocation Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent			11.41%		7.42%			7.41%
MassMutual 80/20 Allocation Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			12.16%		8.11%			8.07%
MassMutual 80/20 Allocation Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		23.81%		13.86%			12.55%
MassMutual 80/20 Allocation Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%		14.53%			13.10%
MassMutual 80/20 Allocation Fund | Lipper Balanced Fund Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.83%		6.80%			6.78%
MassMutual Select T. Rowe Price Retirement Balanced Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			8.01%		4.87%		5.14%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement Balanced Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.39%		2.72%		3.24%
MassMutual Select T. Rowe Price Retirement Balanced Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.89%		3.17%		3.44%
MassMutual Select T. Rowe Price Retirement Balanced Fund | Class M5
Prospectus [Line Items]
Average Annual Return, Percent			7.95%		4.72%		5.00%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement Balanced Fund | Class M4
Prospectus [Line Items]
Average Annual Return, Percent			7.67%		4.45%		4.73%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement Balanced Fund | Class M3
Prospectus [Line Items]
Average Annual Return, Percent			7.33%		4.19%		4.46%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement Balanced Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		1.25%		(0.33%)		1.32%
MassMutual Select T. Rowe Price Retirement Balanced Fund | S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.54%		3.62%		4.18%
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			8.31%		4.80%		5.11%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.53%		2.41%		3.03%
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.08%		3.07%		3.39%
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M5
Prospectus [Line Items]
Average Annual Return, Percent			8.16%		4.65%		4.94%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M4
Prospectus [Line Items]
Average Annual Return, Percent			7.81%		4.37%		4.67%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M3
Prospectus [Line Items]
Average Annual Return, Percent			7.68%		4.12%		4.43%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2005 Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		1.25%		(0.33%)		1.32%
MassMutual Select T. Rowe Price Retirement 2005 Fund | S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.54%		3.62%		4.18%
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			8.69%		5.13%		5.40%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.08%		2.98%		3.46%
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.31%		3.40%		3.67%
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M5
Prospectus [Line Items]
Average Annual Return, Percent			8.57%		4.98%		5.25%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M4
Prospectus [Line Items]
Average Annual Return, Percent			8.25%		4.71%		4.99%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M3
Prospectus [Line Items]
Average Annual Return, Percent			7.98%		4.45%		4.72%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2010 Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		1.25%		(0.33%)		1.32%
MassMutual Select T. Rowe Price Retirement 2010 Fund | S&P Target Date 2010 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.74%		4.17%		4.62%
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			9.00%		5.49%		5.69%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.42%		3.36%		3.79%
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.51%		3.72%		3.93%
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M5
Prospectus [Line Items]
Average Annual Return, Percent			8.86%		5.34%		5.54%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M4
Prospectus [Line Items]
Average Annual Return, Percent			8.54%		5.08%		5.27%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M3
Prospectus [Line Items]
Average Annual Return, Percent			8.23%		4.81%		5.00%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2015 Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]		1.25%		(0.33%)		1.32%
MassMutual Select T. Rowe Price Retirement 2015 Fund | S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.25%		4.56%		4.94%
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			9.31%		5.84%		6.01%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.72%		3.53%		4.00%
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.71%		4.00%		4.21%
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M5
Prospectus [Line Items]
Average Annual Return, Percent			9.11%		5.66%		5.84%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M4
Prospectus [Line Items]
Average Annual Return, Percent			8.87%		5.41%		5.58%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M3
Prospectus [Line Items]
Average Annual Return, Percent			8.62%		5.15%		5.32%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2020 Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]		23.81%		13.86%		13.07%
MassMutual Select T. Rowe Price Retirement 2020 Fund | S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.09%		4.88%		5.22%
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			9.88%		6.41%		6.47%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.39%		4.15%		4.55%
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.06%		4.49%		4.63%
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M5
Prospectus [Line Items]
Average Annual Return, Percent			9.69%		6.25%		6.31%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M4
Prospectus [Line Items]
Average Annual Return, Percent			9.48%		6.00%		6.06%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M3
Prospectus [Line Items]
Average Annual Return, Percent			9.17%		5.72%		5.78%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2025 Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]		23.81%		13.86%		13.07%
MassMutual Select T. Rowe Price Retirement 2025 Fund | S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.44%		5.55%		5.77%
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			10.89%		7.15%		7.04%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.40%		4.93%		5.18%
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.74%		5.13%		5.14%
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M5
Prospectus [Line Items]
Average Annual Return, Percent			10.67%		6.96%		6.86%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M4
Prospectus [Line Items]
Average Annual Return, Percent			10.39%		6.70%		6.60%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M3
Prospectus [Line Items]
Average Annual Return, Percent			10.21%		6.44%		6.34%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2030 Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16]		23.81%		13.86%		13.07%
MassMutual Select T. Rowe Price Retirement 2030 Fund | S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			9.90%		6.46%		6.50%
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			12.02%		7.94%		7.63%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.14%		5.79%		5.86%
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.87%		5.83%		5.69%
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M5
Prospectus [Line Items]
Average Annual Return, Percent			11.86%		7.75%		7.46%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M4
Prospectus [Line Items]
Average Annual Return, Percent			11.59%		7.49%		7.19%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M3
Prospectus [Line Items]
Average Annual Return, Percent			11.28%		7.22%		6.92%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2035 Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]		23.81%		13.86%		13.07%
MassMutual Select T. Rowe Price Retirement 2035 Fund | S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.38%		7.44%		7.25%
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			13.30%		8.67%		8.17%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.92%		6.22%		6.21%
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.78%		6.43%		6.16%
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M5
Prospectus [Line Items]
Average Annual Return, Percent			13.07%		8.48%		8.00%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M4
Prospectus [Line Items]
Average Annual Return, Percent			12.81%		8.21%		7.72%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M3
Prospectus [Line Items]
Average Annual Return, Percent			12.55%		7.94%		7.46%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2040 Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[18]		23.81%		13.86%		13.07%
MassMutual Select T. Rowe Price Retirement 2040 Fund | S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.87%		8.27%		7.90%
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			14.07%		9.17%		8.56%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.44%		6.95%		6.78%
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.77%		6.87%		6.50%
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M5
Prospectus [Line Items]
Average Annual Return, Percent			13.91%		8.97%		8.37%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M4
Prospectus [Line Items]
Average Annual Return, Percent			13.63%		8.70%		8.10%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M3
Prospectus [Line Items]
Average Annual Return, Percent			13.30%		8.42%		7.83%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2045 Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[19]		23.81%		13.86%		13.07%
MassMutual Select T. Rowe Price Retirement 2045 Fund | S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.58%		8.75%		8.25%
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			14.38%		9.26%		8.63%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.03%		6.91%		6.76%
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.49%		6.93%		6.56%
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M5
Prospectus [Line Items]
Average Annual Return, Percent			14.12%		9.07%		8.45%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M4
Prospectus [Line Items]
Average Annual Return, Percent			13.86%		8.80%		8.18%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M3
Prospectus [Line Items]
Average Annual Return, Percent			13.53%		8.52%		7.90%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2050 Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20]		23.81%		13.86%		13.07%
MassMutual Select T. Rowe Price Retirement 2050 Fund | S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.30%		9.06%		8.48%
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			14.39%		9.26%		8.62%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.67%		7.11%		6.90%
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.04%		6.94%		6.56%
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M5
Prospectus [Line Items]
Average Annual Return, Percent			14.20%		9.07%		8.44%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M4
Prospectus [Line Items]
Average Annual Return, Percent			13.92%		8.79%		8.16%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M3
Prospectus [Line Items]
Average Annual Return, Percent			13.65%		8.53%		7.90%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2055 Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[21]		23.81%		13.86%		13.07%
MassMutual Select T. Rowe Price Retirement 2055 Fund | S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.32%		9.11%		8.51%
MassMutual Select T. Rowe Price Retirement 2060 Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			14.40%		9.27%		8.62%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2060 Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.72%		7.51%		7.17%
MassMutual Select T. Rowe Price Retirement 2060 Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.26%		6.99%		6.58%
MassMutual Select T. Rowe Price Retirement 2060 Fund | Class M5
Prospectus [Line Items]
Average Annual Return, Percent			14.22%		9.07%		8.44%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2060 Fund | Class M4
Prospectus [Line Items]
Average Annual Return, Percent			13.88%		8.80%		8.17%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2060 Fund | Class M3
Prospectus [Line Items]
Average Annual Return, Percent			13.63%		8.53%		7.90%
Performance Inception Date		Feb. 16, 2018
MassMutual Select T. Rowe Price Retirement 2060 Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[22]		23.81%		13.86%		13.07%
MassMutual Select T. Rowe Price Retirement 2060 Fund | S&P Target Date 2060 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.44%		9.14%		8.56%
MassMutual Select T. Rowe Price Retirement 2065 Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			14.21%	13.37%
Performance Inception Date		Feb. 01, 2023
MassMutual Select T. Rowe Price Retirement 2065 Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.54%	11.19%
MassMutual Select T. Rowe Price Retirement 2065 Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.53%	9.81%
MassMutual Select T. Rowe Price Retirement 2065 Fund | Class M5
Prospectus [Line Items]
Average Annual Return, Percent			14.05%	13.18%
Performance Inception Date		Feb. 01, 2023
MassMutual Select T. Rowe Price Retirement 2065 Fund | Class M4
Prospectus [Line Items]
Average Annual Return, Percent			13.77%	12.86%
Performance Inception Date		Feb. 01, 2023
MassMutual Select T. Rowe Price Retirement 2065 Fund | Class M3
Prospectus [Line Items]
Average Annual Return, Percent			13.54%	12.61%
Performance Inception Date		Feb. 01, 2023
MassMutual Select T. Rowe Price Retirement 2065 Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[23]		23.81%	21.79%
MassMutual Select T. Rowe Price Retirement 2065 Fund | S&P Target Date 2065+ Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.83%	14.07%
MassMutual Select T. Rowe Price Bond Asset Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			2.39%		(0.06%)	1.33%
Performance Inception Date		Feb. 09, 2018
MassMutual Select T. Rowe Price Bond Asset Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.70%		(1.55%)	(0.16%)
MassMutual Select T. Rowe Price Bond Asset Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.42%		(0.62%)	0.43%
MassMutual Select T. Rowe Price Bond Asset Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%		(0.33%)	1.27%
MassMutual Select T. Rowe Price Large Cap Blend Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			24.07%		13.49%	12.95%
Performance Inception Date		Feb. 09, 2018
MassMutual Select T. Rowe Price Large Cap Blend Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.26%		10.58%	10.77%
MassMutual Select T. Rowe Price Large Cap Blend Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			17.81%		10.22%	10.11%
MassMutual Select T. Rowe Price Large Cap Blend Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24]		25.02%		14.53%	14.62%
MassMutual Select T. Rowe Price Large Cap Blend Fund | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			24.51%		14.28%	14.38%
MassMutual Select T. Rowe Price Real Assets Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			0.77%		5.50%	5.91%
Performance Inception Date		Feb. 09, 2018
MassMutual Select T. Rowe Price Real Assets Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.11%)		3.96%	4.58%
MassMutual Select T. Rowe Price Real Assets Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.11%		4.04%	4.41%
MassMutual Select T. Rowe Price Real Assets Fund | MSCI ACWI (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent			17.49%		10.06%	9.73%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			11.75%		9.84%	10.62%
Performance Inception Date		Feb. 09, 2018
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.20%		7.02%	8.36%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.50%		7.44%	8.21%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[25]		23.81%		13.86%	13.96%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.00%		8.77%	9.23%

[1]
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[2]
Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[3]
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[4]
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[5]
Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[6]
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[7]	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
[8]	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
[9]	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
[10]	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.
[11]
Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[12]
Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2010 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2010 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[13]
Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2015 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2015 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[14]
Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[15]
Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[16]
Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[17]
Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[18]
Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[19]
Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[20]
Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[21]
Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[22]
Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[23]
Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[24]
Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[25]
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2500 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.